PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2013	2012
At Cost:
Plant and buildings	$4,315,067	$4,236,885
Machinery and equipment	15,455,062	15,160,917
Motor vehicles	323,370	317,512
Office equipment	117,228	113,381
	20,210,727	19,828,695
Less: Accumulated depreciation
Buildings	(1,880,230)	(1,577,757)
Machinery and equipment	(9,482,821)	(8,178,929)
Motor vehicles	(280,778)	(260,263)
Office equipment	(108,777)	(104,159)
	(11,752,606)	(10,121,108)
Property, plant and equipment, net	$8,458,121	$9,707,587